Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans, allowance (in Dollars)	$ 8,159	$ 10,691
Common stock, shares authorized (in Shares)	20,000,000	20,000,000
Common stock, par value (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 0	$ 0
Common stock, shares issued (in Shares)	6,143,927	6,102,568